Loss and Loss Adjustment Expenses - Schedule of Changes in Aggregate Reserves of Loss and Loss Adjustment Expenses (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Net reserves at beginning of period	$ 84,412
Incurred loss and loss adjustment expenses
Provisions for insured events of the current year	63,003	$ 147,415
Total incurred loss and loss adjustment expense	63,003	147,415
Payments
Loss and loss adjustment expenses attributable to insured events of the current year	4,268	4,268
Total payments	4,268	4,268
Net reserves at end of period	$ 143,147	$ 143,147